UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Michael W. Stockton

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Mutual Fund® Investment portfolio January 31, 2014

 unaudited

Common stocks 90.78%
		Value
Energy 6.42%	Shares	(000)

Apache Corp.	1,623,400	$ 130,294
BP PLC (ADR)	4,494,180	210,732
Chevron Corp.	3,754,311	419,094
ConocoPhillips	3,482,800	226,208
Devon Energy Corp.	565,000	33,459
Diamond Offshore Drilling, Inc.	728,941	35,383
EnCana Corp.	1,521,700	27,345
Ensco PLC, Class A	3,605,800	181,624
EOG Resources, Inc.	537,600	88,833
Exxon Mobil Corp.	1,450,000	133,632
Halliburton Co.	317,000	15,536
Noble Energy, Inc.	592,600	36,937
Royal Dutch Shell PLC, Class A (ADR)	3,435,907	237,421
Schlumberger Ltd.	1,410,000	123,474
Spectra Energy Corp	2,430,500	87,376
		1,987,348
Materials 4.97%

Air Products and Chemicals, Inc.	1,330,000	139,836
Barrick Gold Corp.	1,835,000	35,379
CRH PLC (ADR)	1,089,059	28,207
Dow Chemical Co.	9,316,690	424,002
E.I. du Pont de Nemours and Co.	690,000	42,097
Freeport-McMoRan Copper & Gold Inc.	1,157,700	37,521
International Flavors & Fragrances Inc.	760,000	65,877
MeadWestvaco Corp.	5,166,580	186,358
Monsanto Co.	300,000	31,965
Mosaic Co.	2,940,500	131,323
Nucor Corp.	1,099,600	53,166
Praxair, Inc.	2,912,624	363,262
		1,538,993
Industrials 14.84%

3M Co.	1,515,000	194,208
CSX Corp.	10,454,193	281,322
Dover Corp.	1,402,000	121,357
Eaton Corp. PLC	1,485,000	108,539
Emerson Electric Co.	5,020,000	331,019
General Dynamics Corp.	4,583,000	464,304
General Electric Co.	11,360,000	285,477
Illinois Tool Works Inc.	850,000	67,039
Lockheed Martin Corp.	2,164,187	326,597
Norfolk Southern Corp.	2,151,000	199,161
PACCAR Inc	500,000	28,000
Pentair Ltd.	800,000	59,464
Common stocks
		Value
Industrials (continued)	Shares	(000)

Pitney Bowes Inc.	2,000,000	$ 50,360
Precision Castparts Corp.	314,000	79,992
Republic Services, Inc.	2,836,300	90,847
Rockwell Automation	1,693,800	194,516
Siemens AG (ADR)	1,052,000	132,857
Snap-on Inc.	750,000	75,113
Union Pacific Corp.	1,879,300	327,449
United Parcel Service, Inc., Class B	4,692,300	446,848
United Technologies Corp.	2,823,174	321,898
Waste Management, Inc.	9,692,900	404,969
		4,591,336
Consumer discretionary 12.24%

Carnival Corp., units	6,244,100	244,706
Coach, Inc.	1,816,722	87,003
Comcast Corp., Class A	7,724,900	420,621
Comcast Corp., Class A, special nonvoting shares	2,090,000	109,412
Darden Restaurants, Inc.	5,597,097	276,721
Harley-Davidson, Inc.	898,900	55,453
Hasbro, Inc.	1,948,788	95,724
Home Depot, Inc.	8,504,552	653,575
Honda Motor Co., Ltd. (ADR)	1,047,800	39,303
Johnson Controls, Inc.	7,039,380	324,656
Magna International Inc.	790,200	67,048
Mattel, Inc.	8,251,797	312,248
McDonald’s Corp.	634,200	59,723
Newell Rubbermaid Inc.	5,433,100	167,883
NIKE, Inc., Class B	298,000	21,709
Nordstrom, Inc.	218,050	12,527
Scripps Networks Interactive, Inc., Class A	265,000	19,218
Starbucks Corp.	603,000	42,885
Time Warner Cable Inc.	775,200	103,311
Time Warner Inc.	4,642,103	291,663
Viacom Inc., Class B	580,000	47,618
Whirlpool Corp.	225,000	29,993
Williams-Sonoma, Inc.	4,163,000	226,967
YUM! Brands, Inc.	1,147,390	77,047
		3,787,014
Consumer staples 4.71%

Avon Products, Inc.	1,958,800	29,167
Coca-Cola Co.	5,503,500	208,142
Colgate-Palmolive Co.	1,130,000	69,190
ConAgra Foods, Inc.	950,000	30,201
CVS/Caremark Corp.	1,045,000	70,767
General Mills, Inc.	1,500,000	72,030
Kellogg Co.	1,573,966	91,259
Kimberly-Clark Corp.	1,640,000	179,367
Kraft Foods Group, Inc.	4,549,766	238,180
Mondelez International, Inc.	11,278,300	369,364
PepsiCo, Inc.	1,235,769	99,306
		1,456,973
Common stocks
		Value
Health care 13.78%	Shares	(000)

Abbott Laboratories	3,863,000	$ 141,618
AbbVie Inc.	19,992,000	984,206
Aetna Inc.	503,700	34,418
Amgen Inc.	8,635,748	1,027,222
Bristol-Myers Squibb Co.	7,550,000	377,274
Cardinal Health, Inc.	1,560,000	106,111
Humana Inc.	235,000	22,865
Johnson & Johnson	2,745,000	242,850
Medtronic, Inc.	1,100,000	62,216
Merck & Co., Inc.	7,447,485	394,493
Novartis AG (ADR)	3,014,000	238,317
Pfizer Inc.	8,803,100	267,614
ResMed Inc.	1,500,000	65,415
St. Jude Medical, Inc.	488,400	29,661
Stryker Corp.	2,110,435	163,770
UnitedHealth Group Inc.	1,469,200	106,194
		4,264,244
Financials 8.15%

ACE Ltd.	668,400	62,703
Aon PLC, Class A	1,852,000	149,012
Arthur J. Gallagher & Co.	4,490,548	207,598
Bank of New York Mellon Corp.	3,141,400	100,399
Bank of Nova Scotia	2,310,900	126,730
BB&T Corp.	2,171,000	81,217
BlackRock, Inc.	110,300	33,142
CME Group Inc., Class A	774,000	57,864
HSBC Holdings PLC (ADR)	1,700,000	87,533
Hudson City Bancorp, Inc.	1,696,000	15,332
IntercontinentalExchange Group, Inc.	664,918	138,828
JPMorgan Chase & Co.	3,328,000	184,238
Marsh & McLennan Companies, Inc.	4,296,394	196,388
McGraw Hill Financial, Inc.	321,643	24,458
Old Republic International Corp.	7,110,000	111,058
PNC Financial Services Group, Inc.	625,000	49,925
Principal Financial Group, Inc.	7,567,000	329,694
Progressive Corp.	1,000,000	23,240
State Street Corp.	1,479,700	99,066
Toronto-Dominion Bank	872,800	75,454
U.S. Bancorp	3,906,079	155,188
Wells Fargo & Co.	2,790,000	126,499
Willis Group Holdings PLC	1,975,000	85,043
		2,520,609
Information technology 9.59%

Accenture PLC, Class A	414,000	33,070
Analog Devices, Inc.	1,329,640	64,182
Apple Inc.	650,000	325,390
Automatic Data Processing, Inc.	3,356,300	257,093
Google Inc., Class A1	41,400	48,892
Hewlett-Packard Co.	2,577,065	74,735
Intel Corp.	2,800,000	68,712
International Business Machines Corp.	550,000	97,174
Common stocks
		Value
Information technology (continued)	Shares	(000)

KLA-Tencor Corp.	1,322,000	$ 81,263
Linear Technology Corp.	2,900,000	129,166
Maxim Integrated Products, Inc.	4,700,000	142,222
Microsoft Corp.	11,999,607	454,185
Oracle Corp.	7,723,000	284,979
Paychex, Inc.	1,000,000	41,820
QUALCOMM Inc.	431,000	31,989
Texas Instruments Inc.	18,846,470	799,090
Xilinx, Inc.	688,400	31,956
		2,965,918
Telecommunication services 4.32%

AT&T Inc.	6,296,900	209,812
BCE Inc.	1,000,000	41,970
Verizon Communications Inc.	22,557,200	1,083,197
		1,334,979
Utilities 7.18%

Ameren Corp.	1,660,000	62,815
American Electric Power Co., Inc.	1,435,000	70,042
Dominion Resources, Inc.	2,860,000	194,222
DTE Energy Co.	750,000	51,165
Duke Energy Corp.	3,790,847	267,710
Edison International	1,307,000	62,945
Exelon Corp.	14,054,220	407,572
FirstEnergy Corp.	8,755,200	275,701
National Grid PLC (ADR)	1,412,599	91,508
PG&E Corp.	10,590,000	446,369
PPL Corp.	2,044,300	62,494
Public Service Enterprise Group Inc.	1,500,000	50,010
Southern Co.	2,000,000	82,480
Xcel Energy Inc.	3,365,000	97,282
		2,222,315
Miscellaneous 4.58%

Other common stocks in initial period of acquisition		1,418,108
Total common stocks (cost: $20,247,803,000)		28,087,837
Preferred stocks 0.03%

Financials 0.03%

U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	10,507
Total preferred stocks (cost: $10,004,000)		10,507
Bonds, notes & other debt instruments 1.46%
Corporate bonds & notes 1.34%	Principal amount
Energy 0.02%	(000)

Enbridge Energy Partners, LP 5.35% 2014	$5,075	5,278
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Financials 1.19%	(000)	(000)

Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)[2]	$ 1,665	$ 1,851
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[2]	1,665	1,861
Citigroup Inc. 6.125% 2017	5,000	5,769
ERP Operating LP 6.584% 2015	3,500	3,747
ERP Operating LP 5.125% 2016	2,400	2,608
ERP Operating LP 5.375% 2016	6,455	7,123
ERP Operating LP 5.75% 2017	39,855	45,142
ERP Operating LP 7.125% 2017	5,000	5,864
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[2]	123,654	136,910
MetLife Global Funding I 5.125% 2014[3]	3,000	3,050
UDR, Inc., Series A, 5.25% 2015	5,000	5,198
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[2]	131,826	149,293
		368,416
Telecommunication services 0.06%

Verizon Communications Inc. 8.50% 2018	15,000	19,226

Utilities 0.07%

FPL Group Capital, Inc. 7.875% 2015	20,000	22,538
Total corporate bonds & notes		415,458

Mortgage-backed obligations[4] 0.03%

Fannie Mae 4.00% 2024	4,455	4,767
Fannie Mae 4.50% 2024	4,445	4,783
		9,550
Federal agency bonds & notes 0.09%

Fannie Mae 2.50% 2014	25,775	25,951
Total bonds, notes & other debt instruments (cost: $387,175,000)		450,959

Short-term securities 7.96%

Coca-Cola Co. 0.07%–0.12% due 2/19–5/22/2014[3]	60,000	59,989
ExxonMobil Corp. 0.08% due 4/2–4/7/2014	138,100	138,066
Fannie Mae 0.09%–0.14% due 2/21–9/15/2014	296,000	295,921
Federal Farm Credit Banks 0.10%–0.16% due 4/11–5/28/2014	55,000	54,993
Federal Home Loan Bank 0.06%–0.16% due 2/3–7/18/2014	804,300	804,203
Freddie Mac 0.06%–0.19% due 2/4–9/23/2014	730,367	730,226
General Electric Capital Corp. 0.17%–0.20% due 2/12–6/4/2014	58,500	58,487
General Electric Co. 0.05% due 2/3/2014	36,800	36,800
Jupiter Securitization Co., LLC 0.32% due 2/7/2014[3]	25,000	24,999
National Rural Utilities Cooperative Finance Corp. 0.10% due 2/3–2/4/2014	50,200	50,200
PepsiCo Inc. 0.06% due 3/18/2014[3]	50,000	49,996
U.S. Treasury Bill 0.095% due 5/15/2014	44,700	44,696
Walt Disney Co. 0.07% due 2/28/2014[3]	50,000	49,997
Wells Fargo & Co. 0.13% due 2/4–2/18/2014	64,200	64,197
Total short-term securities (cost: $2,462,425,000)		2,462,770
Total investment securities (cost: $23,107,407,000)		$31,012,073
Other assets less liabilities		(72,465)
Net assets		$30,939,608

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.

2 Coupon rate may change periodically.

3 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $188,031,000, which represented .61% of the net assets of the fund.

4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Energy	$ 1,987,348	$ —	$—	$ 1,987,348
	Materials	1,538,993	—	—	1,538,993
	Industrials	4,591,336	—	—	4,591,336
	Consumer discretionary	3,787,014	—	—	3,787,014
	Consumer staples	1,456,973	—	—	1,456,973
	Health care	4,264,244	—	—	4,264,244
	Financials	2,520,609	—	—	2,520,609
	Information technology	2,965,918	—	—	2,965,918
	Telecommunication services	1,334,979	—	—	1,334,979
	Utilities	2,222,315	—	—	2,222,315
	Miscellaneous	1,418,108	—	—	1,418,108
	Preferred stocks	10,507	—	—	10,507
	Bonds, notes & other debt instruments:
	Corporate bonds & notes	—	415,458	—	415,458
	Mortgage-backed obligations	—	9,550	—	9,550
	Federal agency bonds & notes	—	25,951	—	25,951
	Short-term securities	—	2,462,770	—	2,462,770
Total		$28,098,344	$2,913,729	$—	$31,012,073

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 8,315,043
Gross unrealized depreciation on investment securities	(352,988)
Net unrealized appreciation on investment securities	7,962,055
Cost of investment securities for federal income tax purposes	23,050,018

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-003-0314O-S37676

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 31, 2014

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: March 31, 2014